Long-Term Debt ($15.0 Million Term Loan) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 08, 2011	Dec. 31, 2011
Debt Instrument [Line Items]
Number Of Vessels		4
$15.0 Million Term Loan [Member]
Debt Instrument [Line Items]
Credit facility	$ 15,000,000	$ 15,000,000
Number of loans	3
Term loans, face amount	$ 5,000,000
Term loans, extension option term, in years		2
Term loans, term, in years		3
Three Years [Member] | $15.0 Million Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bear interest payable		6.00%
Two Years [Member] | $15.0 Million Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bear interest payable		7.00%
10000 TEU vessels [Member]
Debt Instrument [Line Items]
Number Of Vessels	3